UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income (loss) from continuing operations	$ (205,098,137)	$ 1,258,514
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bitcoin mining income	(282,269,981)
Changes in fair value of bitcoin collaterals	(51,715,376)
Depreciation	43,201,199	707
Amortization of lease right-of-use assets	65,129	151,969
Share-based compensation expense	3,697,862	1,079,112
Impairment loss from mining machines	256,856,570
Provision for credit losses	1,209,459
Loss on disposal of property and equipment	58,587
Unrealized foreign exchange loss, net	7,988
Deferred income tax benefit	(2,269,174)
Changes in operating assets and liabilities:
Other current and non-current assets	(12,721,537)	(1,007,541)
Short-term and long-term operating lease liabilities	19,003	(165,573)
Other current and non-current liabilities	236,242,675	(126,764)
Net cash provided by (used in) continuing operating activities	(12,715,733)	1,190,424
Net cash provided by (used in) discontinued operating activities	(14,407,658)	14,882,072
Net cash provided by (used in) operating activities	(27,123,391)	16,072,496
Cash flows from investing activities:
Proceeds from redemption of other short-term investments, net	40,074,501	159,107,865
Purchase of other short-term investments		(158,836,644)
Purchases of mining machines	(36,292,001)
Proceeds from sale of discontinued operations, net of cash disposed	149,530,056
Net cash provided by continuing investing activities	153,312,556	271,221
Net cash used in discontinued investing activities	(54,180,371)	(255,424,463)
Net cash (used in) provided by investing activities	99,132,185	(255,153,242)
Cash flows from financing activities:
Payment to repurchase treasury shares		(12,150,808)
Proceeds from exercise of share options	69,407	85,293
Repayment of borrowings	(174,346,597)
Net cash used in continuing financing activities	(174,277,190)	(12,065,515)
Net cash used in discontinued financing activities		(5,406,024)
Net cash used in financing activities	(174,277,190)	(17,471,539)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,523,884	(6,621,521)
Net decrease in cash, cash equivalents and restricted cash	(99,744,512)	(263,173,806)
Cash, cash equivalents and restricted cash at beginning of the period	217,537,206	463,151,077
Cash, cash equivalents and restricted cash at the end of the period	117,792,694	199,977,271
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of period		108,080,056
Cash, cash equivalents and restricted cash of continuing operations at the end of the period	117,792,694	91,897,215
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	117,792,694	91,897,215
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	117,792,694	91,897,215
Supplemental disclosures of cash flow information:
Cash paid for income taxes		366,134
Cash paid for interest	2,098,981
Non-cash investing and financing transactions
Shares issued in connection with purchase of mining machines	411,352,430
Short-term debt received in the form of cryptocurrencies	208,136,025
Operating lease right-of-use asset released in exchange for operating lease liability	$ 119,252	389,024
Cancellation of treasury shares		$ 9,719,080